Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Text block [abstract]
Commitments and Contingencies
27.	Commitments and Contingencies
Mineral Stream Interests
The following table summarizes the Company’s commitments to make per-ounce
cash payments for gold, silver, palladium and platinum and per pound cash payments for cobalt to which it has the contractual right pursuant to the PMPAs:

Mineral Stream Interests	Attributable Payable Production to be Purchased										Per Unit of Measurement Cash Payment 1										Term of Agreement	Date of Original Contract
	Gold		Silver		Palladium		Cobalt		Platinum		Gold		Silver		Palladium		Cobalt		Platinum

Peñasquito	0%		25%		0%		0%		0%		n/a		$4.36		n/a		n/a		n/a		Life of Mine	24-Jul-07
Constancia	50%		100%		0%		0%		0%		$412	²	$6.08 ²		n/a		n/a		n/a		Life of Mine	8-Aug-12
Salobo	75%		0%		0%		0%		0%		$416		n/a		n/a		n/a		n/a		Life of Mine	28-Feb-13
Sudbury	70%		0%		0%		0%		0%		$400		n/a		n/a		n/a		n/a		20 years	28-Feb-13
Antamina	0%		33.75%		0%		0%		0%		n/a		20%		n/a		n/a		n/a		Life of Mine	3-Nov-15
San Dimas	variable	³	0%	³	0%		0%		0%		$624		n/a		n/a		n/a		n/a		Life of Mine	10-May-18
Stillwater	100%		0%		4.5%	4	0%		0%		18%	5	n/a		18%	5	n/a		n/a		Life of Mine	16-Jul-18
Voisey’s Bay	0%		0%		0%		42.4%	6	0%		n/a		n/a		n/a		18%	7	n/a		Life of Mine	11-Jun-18
Marathon	100%	8	0%		0%		0%		22%	8	18%	5	n/a		n/a		n/a		18%	5	Life of Mine	26-Jan-22
Other
Los Filos	0%		100%		0%		0%		0%		n/a		$4.53		n/a		n/a		n/a		25 years	15-Oct-04
Zinkgruvan	0%		100%		0%		0%		0%		n/a		$4.53		n/a		n/a		n/a		Life of Mine	8-Dec-04
Yauliyacu	0%		100%	9	0%		0%		0%		n/a		$9.05 10		n/a		n/a		n/a		Life of Mine	23-Mar-06
Stratoni	0%		100%		0%		0%		0%		n/a		$11.54		n/a		n/a		n/a		Life of Mine	23-Apr-07
Neves-Corvo	0%		100%		0%		0%		0%		n/a		$4.42		n/a		n/a		n/a		50 years	5-Jun-07
Aljustrel	0%		100%	¹¹	0%		0%		0%		n/a		50%		n/a		n/a		n/a		50 years	5-Jun-07
Minto	100	% ¹²	100%		0%		0%		0%		65%	¹³	$4.35		n/a		n/a		n/a		Life of Mine	20-Nov-08
Keno Hill	0%		25%		0%		0%		0%		n/a		variable	14	n/a		n/a		n/a		Life of Mine	2-Oct-08
Pascua-Lama	0%		25%		0%		0%		0%		n/a		$3.90		n/a		n/a		n/a		Life of Mine	8-Sep-09
Copper World 15	100%		100%		0%		0%		0%		$450		$3.90		n/a		n/a		n/a		Life of Mine	10-Feb-10
Loma de La Plata	0%		12.5%		0%		0%		0%		n/a		$4.00		n/a		n/a		n/a		Life of Mine	n/a 16
777	50%		100%		0%		0%		0%		$429 ²		$6.32 ²		n/a		n/a		n/a		Life of Mine	8-Aug-12
Marmato	10.5%	1 7	100%	17	0%		0%		0%		18%	18	18%	18	n/a		n/a		n/a		Life of Mine	5-Nov-20
Cozamin	0%		50%	19	0%		0%		0%		n/a		10%		n/a		n/a		n/a		Life of Mine	11-Dec-20
Santo Domingo	100%	20	0%		0%		0%		0%		18% 5		n/a		n/a		n/a		n/a		Life of Mine	24-Mar-21
Fenix	6%	21	0%		0%		0%		0%		18% 5		n/a		n/a		n/a		n/a		Life of Mine	15-Nov-21
Blackwater	8%	22	50%	22	0%		0%		0%		35%		18%	5	n/a		n/a		n/a		Life of Mine	13-Dec-21
Curipamba	50%	23	75%	23	0%		0%		0%		18% 5		18%	5	n/a		n/a		n/a		Life of Mine	17-Jan-22
Goose	4.15%	24	0%		0%		0%		0%		18% 5		n/a		n/a		n/a		n/a		Life of Mine	8-Feb-22
Early Deposit
Toroparu	10%		50%		0%		0%		0%		$400		$3.90		n/a		n/a		n/a		Life of Mine	11-Nov-13
Cotabambas	25%	25	100%	25	0%		0%		0%		$450		$5.90		n/a		n/a		n/a		Life of Mine	21-Mar-16
Kutcho	100%		100%		0%		0%		0%		20%		20%		n/a		n/a		n/a		Life of Mine	14-Dec-17

1)
The production payment is measured as either a fixed amount per unit of metal delivered, or as a percentage of the spot price of the underlying metal on the date of delivery. Contracts where the payment is a fixed amount per unit of metal delivered are subject to an annual inflationary increase, with the exception of Loma de La Plata and Sudbury. Additionally, should the prevailing market price for the applicable metal be lower than this fixed amount, the per unit cash payment will be reduced to the prevailing market price, with the exception of Yauliyacu where the per ounce cash payment will not be reduced below $4.48, subject to an annual inflationary factor.

2)	Subject to an increase to $9.90 per ounce of silver and $550 per ounce of gold after the initial 40-year term.
3)
Under the terms of the San Dimas PMPA, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1 from the San Dimas mine. If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated. Currently, the fixed gold to silver exchange ratio is 70:1.

4)
The Company is committed to purchase 4.5% of Stillwater palladium production until 375,000 ounces are delivered to the Company, thereafter 2.25% of Stillwater palladium production until 550,000 ounces are delivered to the Company and 1% of Stillwater palladium production thereafter for the life of mine.

5)	To be increased to 22% once the market value of metal delivered to Wheaton, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
6)	Once the Company has received 31 million pounds of cobalt, the Company’s attributable cobalt production will be reduced to 21.2%.
7)
To be increased to 22% once the market value of cobalt delivered to Wheaton, net of the per pound cash payment, exceeds the initial upfront cash deposit. Additionally, on each sale of cobalt, the Company is committed to pay a variable commission depending on the market price of cobalt.

8)	Once the Company has received 150,000 ounces of gold and 120,000 ounces of platinum under the Marathon PMPA, the attributable gold and platinum production will be reduced to 67% and 15%, respectively.
9)	Per annum the Company will purchase an amount equal to 100% of the first 1.5 million ounces of silver for which an offtaker payment is due, and 50% of any excess.
10)
Should the market price of silver exceed $20 per ounce, in addition to the $9.05 per ounce, the Company is committed to pay Glencore an additional amount for each ounce of silver delivered equal to 50% of the excess, to a maximum of $10 per ounce, such that when the market price of silver is $40 or above, the Company will pay Glencore $19.05 per ounce of silver delivered.

11)	Wheaton only has the rights to silver contained in concentrate containing less than 15% copper at the Aljustrel mine.

12)	The Company is committed to acquire 100% of the first 30,000 ounces of gold produced per annum and 50% thereafter.
13)
The Company is currently negotiating an amendment to the Minto PMPA such that the cash payment per ounce of gold delivered will be the lower of 65% of the spot price of gold and $1,250. This proposed amended pricing will end on the earlier of (i) January 27, 2023; or (ii) once 27,000 ounces of gold have been delivered to the Company. Once this proposed amended pricing ends, the cash payment per ounce of gold delivered will be the lower of 50% of the spot price of gold and $1,000. In the event that the parties are unable to finalize the terms of the proposed amendment, the production payment will remain as set out in the existing Minto PMPA, being a fixed price of $325 per ounce.

14)
The price paid per ounce of silver delivered under the Keno Hill PMPA is between 10% of the spot price of silver when the market price of silver is at or above $23.00 per ounce, to 90% of the spot price of silver when the market price of silver is at or below $15.00 per ounce.

15)	Copper World Complex (formerly referred to as Rosemont in these financial statements).
16)	Terms of the agreement not yet finalized.
1 7 )
Once Wheaton has received 190,000 ounces of gold and 2.15 million ounces of silver under the Marmato PMPA the Company’s attributable gold and silver production will be reduced to 3.25% and 50%, respectively.

1 8 )	To be increased to 22% of the spot price once the market value of gold and silver delivered to the Company, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
1 9 )	Once Wheaton has received 10 million ounces under the Cozamin PMPA, the Company’s attributable silver production will be reduced to 33% of silver production for the life of the mine.
20)	Once the Company has received 285,000 ounces of gold under the Santo Domingo PMPA, the Company’s attributable gold production will be reduced to 67%.
21)
Once the Company has received 90,000
ounces of gold under the Fenix PMPA, the Company attributable gold production will be reduced to
 4%
until 140,000 ounces have been delivered, after which the stream drops to
3.5%.

22)	Once the Company has received 279,908 ounces of gold and 17.8 million ounces of silver under the Blackwater PMPA, the attributable gold and silver production will be reduced to 4% and 33%.
2 3 )	Once the Company has received 145,000 ounces of gold and 4.6 million ounces of silver under the Curipamba PMPA, the attributable gold and silver production will be reduced to 33% and 50%.
2 4 )
The Company is committed to purchase 4.15% of Goose gold production until 130,000 ounces are delivered to the Company, thereafter 2.15% of Goose gold production until 200,000 ounces are delivered to the Company and 1.5% of Goose gold production thereafter for the life of mine.

2 5 )
Once 90
million silver equivalent ounces attributable to Wheaton have been produced under the Cotabambas PMPA, the attributable production will decrease to
16.67
% of gold production and 66.67% of silver production for the life of mine.

Other Contractual Obligations and Contingencies

	Obligations With Scheduled Payment Dates
(in thousands)	2022	2023 - 2024	2025 - 2026	After 2026	Sub-Total	Other Commitments	Total

Payments for mineral stream interests
Copper World 1	$-	$-	$-	$-	$-	$231,150	$231,150
Loma de La Plata	-	-	-	-	-	32,400	32,400
Marmato	-	-	-	-	-	122,000	122,000
Santo Domingo	-	-	-	-	-	260,000	260,000
Salobo 2	-	646,000	-	-	646,000	-	646,000
Fenix Gold	-	-	-	-	-	25,000	25,000
Blackwater	-	-	-	-	-	141,000	141,000
Marathon	15,519	-	-	-	15,519	155,195	170,714
Curipamba	13,000	-	-	-	13,000	162,500	175,500
Goose	-	-	-	-	-	125,000	125,000

Payments for early deposit mineral stream interest
Toroparu 3	-	138,000	-	-	138,000	-	138,000
Cotabambas	750	1,000	-	-	1,750	126,000	127,750
Kutcho	-	-	-	-	-	58,000	58,000
Leases liabilities	448	1,817	308	-	2,573	-	2,573

Total contractual obligations	$29,717	$786,817	$308	$-	$816,842	$1,438,245	$2,255,087

1)	Copper World Complex (formerly referred to as Rosemont in these financial statements). Figure includes contingent transaction costs of $1 million.
2)
As more fully explained on the following page, assuming the Salobo III expansion project achieves 12 Mtpa of additional processing capacity (bringing total processing capacity at Salobo to 36 Mtpa) by the end of 2023, the Company would expect to pay an estimated expansion payment of between $550 million to $650 million.

3)	The Company anticipates construction to begin in this period.
Copper World Complex
The Company is committed to pay Hudbay total upfront cash payments of $230 million in two installments, with the first $50 million being advanced upon Hudbay’s receipt of permitting for the
Copper World Complex (formerly referred to as Rosemont in these financial statements)
and other customary conditions and the balance of $180 million being advanced once project costs incurred on the
Copper World Complex
exceed $98 million and certain other customary conditions. Under the
Copper World Complex
PMPA, the Company is permitted to elect to pay the deposit in cash or the delivery of common shares. Additionally, the Company will be entitled to certain delay payments, including where construction ceases in any material respect, or if completion is not achieved within agreed upon timelines. Hudbay and certain affiliates have provided the Company with a corporate guarantee and other security.
As per Hudbay’s press release of May 12, 2022, the Ninth Circuit affirmed the U.S. District Court for Arizona’s previous decision to vacate and remand the Final Record of Decision for the Rosemont deposit within the Copper World Complex in Arizona.
Loma de La Plata
Under the terms of the Loma de La Plata PMPA, the Company is committed to pay Pan American Silver Corp. (“Pan American”) total upfront cash payments of $32 million following the satisfaction of certain conditions, including Pan American receiving all necessary permits to proceed with the mine construction and the Company finalizing the definitive terms of the PMPA.

Marmato
Under the terms of the Marmato PMPA, the Company is committed to pay Aris Gold total upfront cash payments of $110 million. Of this amount, $34 million was paid on April 15, 2021; $4 million was paid on February 28, 2022; and the remaining amount is payable during the construction of the Marmato Lower Mine development portion of the Marmato mine, subject to customary conditions. Under the amended terms of the Marmato PMPA, the Company is committed to pay Aris Gold an additional cash consideration of $65 million, $15 million of which was paid to Aris Gold on April 11, 2022 and the remaining $50 million is payable during the construction and development of the Lower Mine.
Santo Domingo
Under the terms of the Santo Domingo PMPA, the Company is committed to pay Capstone total upfront cash payments of $290 million, $30 million of which was paid on April 21, 2021 and the remaining portion of which is payable during the construction of the Santo Domingo project, subject to customary conditions being satisfied, including Capstone attaining sufficient financing to cover total expected capital expenditures.
Salobo
The Salobo mine currently has a mill throughput capacity of 24 Mtpa. In October 2018, Vale’s Board of Directors approved the investment in the Salobo Expansion, which is proposed to include a third concentrator line and will use Salobo’s existing infrastructure. Vale anticipates that the Salobo Expansion, which is scheduled to start up in the second half of 2022 with a
15-month
ramp-up
period, will result in an increase of throughput capacity from 24 Mtpa to 36 Mtpa.
If actual throughput is expanded above 28 Mtpa, then under the terms of the Salobo PMPA, Wheaton will be required to make an additional set payment to Vale based on the size of the expansion, the timing of completion and the grade of the material processed. The set payment ranges from $113 million if throughput is expanded beyond 28 Mtpa by January 1, 2036 up to $892 million if throughput is expanded beyond 40 Mtpa by January 1, 2023. Assuming the Salobo III expansion project achieves 12 Mtpa of additional processing capacity (bringing total processing capacity at Salobo to 36 Mtpa) during 2023, the Company would expect to pay an estimated expansion payment of between $550 million to $650 million. The actual amount and timing of any expansion payment may significantly differ from this estimate depending on the size, timing and processed grade of any expansion.
Fenix
Under the terms of the Fenix PMPA, the Company is committed to pay total cash consideration of $50 million, of which $25 million was paid on March 25, 2022. The remaining $25 million is payable subject to Rio2’s receipt of its Environmental Impact Assessment for the Fenix Project, and certain other conditions.
On June 28, 2022, Rio2 provided an update on the Fenix Gold environmental assessment process. The Environmental Assessment Service (“SEA”) published the Consolidation Evaluation Report with the recommendation to reject the EIA as it has been alleged that Rio2 has not provided enough information during the evaluation process to eliminate adverse impacts over the chinchilla, guanaco, and vicuña. On July 5, 2022, Rio2 announced that the Regional Evaluation Commission has voted to not approve the EIA. Following this decision, Rio2 provided a further update on July 11, 2022, stating that Rio2 along with its Chilean environmental and legal advisor, are currently evaluating options to continue to advance the project.
The Company’s management has determined that no indicator of impairment existed as of the balance sheet date and will continue to monitor Rio2’s response to this decision.
Blackwater
Under the terms of the Blackwater Silver PMPA, the Company is committed to pay total upfront consideration of $141 million, which is payable in four equal installments during the construction of the Blackwater Project, subject to customary conditions being satisfied.
Marathon
Under the terms of the Marathon PMPA, the Company is committed to pay total upfront cash consideration of $192 million (Cdn$240 million), $16 million (Cdn$20 million) of which was paid on March 31, 2022, $16 million (Cdn$20 million) of which will be paid prior to construction to be used for the development of the Marathon Project, and the remainder to be paid in four staged installments during construction, subject to various customary conditions being satisfied.
Curipamba
Under the terms of the Curipamba PMPA, the Company is committed to pay total upfront cash consideration of $175.5 million, $13 million of which is available pre-construction
and $500,000 of which will be paid to support certain local community development initiatives around the Curipamba Project. The remainder will be payable in four staged installments during construction, subject to various customary conditions being satisfied.
Goose
Under the terms of the Goose PMPA, the Company is committed to pay total upfront cash consideration of $125 million in four equal installments during construction of the Goose Project, subject to customary conditions.

Toroparu
Under the terms of the Toroparu Early Deposit Agreement, the Company is committed to pay Gold X, a subsidiary of GCM, an additional $138 million, payable on an installment basis to partially fund construction of the mine. GCM is to deliver certain feasibility documentation by December 31, 2022. Following the delivery of this documentation (or after
December 31, 2022 if the feasibility documentation has not been delivered to Wheaton by such date) Wheaton may elect to (i) not proceed with the agreement or (ii) not pay the balance of the upfront consideration and reduce the gold stream percentage from 10% to 0.909% and the silver stream percentage from 50% to nil. If option (i) is chosen, Wheaton will be entitled to a return of the amounts advanced less $2 million. If Wheaton elects option (ii), Gold X may elect to terminate the agreement and Wheaton will be entitled to a return of the amount of the deposit already advanced less $2 million.
Cotabambas
Under the terms of the Cotabambas Early Deposit Agreement, the Company is committed to pay Panoro a total cash consideration of $140 million, of which $12 million has been paid to date. Once certain conditions have been met, the Company will advance an additional $2 million to Panoro, spread over up to two
years. Following the delivery of a bankable definitive feasibility study, environmental study and impact assessment, and other related documents (collectively, the “Cotabambas Feasibility Documentation”), and receipt of permits and construction commencing, the Company may then advance the remaining deposit or elect to terminate the Cotabambas Early Deposit Agreement. If the Company elects to terminate, the Company will be entitled to a return of the portion of the amounts advanced less $2 million payable upon certain triggering events occurring.
Kutcho
Under the terms of the Kutcho Early Deposit Agreement, the Company is committed to pay Kutcho a total cash consideration of $65 million, of which $7 million has been paid to date. The remaining $58 million will be advanced on an installment basis to partially fund construction of the mine once certain conditions have been satisfied.
Canada Revenue Agency – Canada Revenue Agency – 2013 to 2016 Taxation Years – Domestic Reassessments
The Company received Notices of Reassessment in 2018, 2019, and 2022 for the 2013 to 2016 taxation years in which the Canada Revenue Agency (“CRA”) is seeking to change the timing of the deduction of upfront payments with respect to the Company’s PMPAs relating to Canadian mining assets, so that the cost of precious metal acquired under these Canadian PMPAs is equal to the cash cost paid on delivery plus an amortized amount of the upfront payment determined on a units-of-production
basis over the estimated recoverable reserves, and where applicable, resources and exploration potential at the respective mine (the “Domestic Reassessments”).
In total, the Company expects the Domestic Reassessments to have assessed tax, interest and other penalties of approximately
$2 million.
Management believes the Company’s position, as reflected in its filed Canadian income tax returns and consistent with the terms of the PMPAs, that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding, and the cash cost thereafter, is correct. The Company has filed Notices of Objection and paid 50% of the disputed amounts in order to challenge the Domestic Reassessments.
Tax Contingencies
Due to the size, complexity and nature of the Company’s operations, various legal and tax matters are outstanding from time to time, including audits and disputes.
Under the terms of the settlement with the CRA of the transfer pricing dispute relating to the 2005 to 2010 taxation years (the “CRA Settlement”), income earned outside of Canada by the Company’s foreign subsidiaries will not be subject to tax in Canada under transfer pricing rules. The CRA Settlement principles apply to all taxation years after 2010 subject to there being no material change in facts or change in law or jurisprudence. The CRA is not restricted under the terms of the CRA Settlement from issuing reassessments on some basis other than transfer pricing which could result in some or all of the income of the Company’s foreign subsidiaries being subject to tax in Canada.
It is not known or determinable by the Company when any ongoing audits by CRA of international and domestic transactions will be completed, or whether reassessments will be issued, or the basis, quantum or timing of any such potential reassessments, and it is therefore not practicable for the Company to estimate the financial effect, if any, of any ongoing audits.

From time to time there may also be proposed legislative changes to law or outstanding legal actions that may have an impact on the current or prior periods, the outcome, applicability and impact of which is also not known or determinable by the Company.

General
By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. The assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. If the Company is unable to resolve any of these matters favorably, there may be a material adverse impact on the Company’s financial performance, cash flows or results of operations. In the event that the Company’s estimate of the future resolution of any of the foregoing matters changes, the Company will recognize the effects of the change in its consolidated financial statements in the appropriate period relative to when such change occurs.